Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 237,000
Previously Paid Amount	0.00
Total Fee Amount	36.28
Total Offset Amount	0.00
Net Fee	36.28
Narrative - Max Aggregate Offering Price	$ 237,000
Final Prospectus	true